NOTE 8 – STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Jan. 07, 2021	Nov. 11, 2020	Nov. 03, 2020	Jun. 01, 2022	Apr. 25, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized												300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share												$ 0.001	$ 0.001
Preferred Stock, Shares Authorized												1,200,000	1,200,000
Preferred Stock, Par or Stated Value Per Share												$ 0.001	$ 0.001
Preferred Stock, Shares Issued												21,000	0
Stock Issued During Period, Shares, New Issues										2,000,000		51,638,526	100,224,841
Stock Issued During Period, Value, New Issues							$ 1,000,000		$ 3,586,250	$ 1,000,000		$ 6,436,250	$ 1,915,005
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture										120,000
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture						$ 30,490	$ 41,139	$ 412,200	$ 564,000	$ 71,629		$ 1,037,568
Stock Issued During Period, Value, Acquisitions						$ 325,000				$ 325,000			$ 50,000
Common Stock, Shares, Outstanding						151,559,011				151,559,011		147,477,358	118,133,432
[custom:ProceedsFromIssuanceOfCommonStockPurchaseOptions]										$ 500,000
Whisl Telecom L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions										1,461,653
Stock Issued During Period, Value, Acquisitions										$ 550,000
Smartbiz Telecom L L C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions				2,850,330						500,000
Stock Issued During Period, Value, Acquisitions				$ 1,000,000						$ 325,000
Preferred Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized			10,000									10,000	10,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001									$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding						10,000				10,000		10,000	10,000
Preferred Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized		200,000										200,000	200,000
Preferred Stock, Par or Stated Value Per Share		$ 0.001										$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding						21,000				21,000		21,000	0
Preferred Class C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized	200,000											200,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001											$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding						0				0		0	0
Preferred Stock, Shares Issued						0				0		0
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights			On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up										On November 3, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series A Preferred Stock, consisting of up
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Value, New Issues
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
Stock Issued During Period, Shares, Acquisitions
Stock Issued During Period, Value, Acquisitions
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights		On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up											On November 11, 2020, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series B Preferred Stock, consisting of up
Stock Issued During Period, Shares, New Issues
Stock Issued During Period, Value, New Issues
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture
Stock Issued During Period, Shares, Acquisitions
Stock Issued During Period, Value, Acquisitions
Preferred Stock [Member] | Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights	On January 7, 2021, pursuant to Article III of our Articles of Incorporation, our Board of Directors voted to designate a class of preferred stock entitled Series C Preferred Stock, consisting of up
Total Issued In Period [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues										4,081,653
Apollo Management Group Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Subscribed but Unissued					4,800,000
Option Indexed to Issuer's Equity, Strike Price					$ 2.00